Income taxes - Major components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Based on taxable income of the current period	$ 2,901	$ 2,395
Adjustments in respect to previous years	102	115
Total current income tax expense	3,003	2,510
Origination and reversal of temporary differences	5,373	231
Adjustments in respect to previous years	(692)	0
Total deferred income tax expense	4,681	231
Income tax expense reported in the consolidated statements of operations	$ 7,684	$ 2,741